Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Cohen & Steers Institutional Realty Shares, Inc.
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
Average Annual Return, Percent	3.09%	5.77%	6.48%
Cohen & Steers Institutional Realty Shares, Inc. | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.43%	14.82%
Cohen & Steers Institutional Realty Shares, Inc. | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	2.27%	4.85%	5.28%